Accounts Payable And Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Accounts Payable And Accrued Liabilities Current [Abstract]
Schedule of Accounts Payable and Accrued Expenses
Accrued expenses consisted of the following at the dates indicated:

	June 30, 2023	December 31, 2022

Accrued expenses:
Accrued legal fees	$300,592	$1,905,225
Accrued printing costs related to S-4 filing	432,245
Accrued accounting fees	9,200	1,600

Total accrued expenses	$742,037	$1,906,825